Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)
Property Plant and Equipment [Line Items]
Construction in progress	¥ 7,899	$ 1,139	¥ 5,101
Total	23,503	3,390	16,850
Less: accumulated depreciation	9,524	1,374	8,207
Property and equipment, net	13,979	2,016	8,643
Leasehold Improvement
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	7,334	1,058	5,283
Motor Vehicles
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	3,007	434	2,892
Electronic Equipment
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	3,503	505	2,368
Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	¥ 1,760	$ 254	¥ 1,206